Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Interest Rate for Each Operations (Detail)	Dec. 31, 2017
Brazil [Member] | Subordinated debt [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	1.10%
Brazil [Member] | Subordinated debt [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	7.60%
Brazil [Member] | Foreign borrowing through securities [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	0.89%
Brazil [Member] | Foreign borrowing through securities [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	12.73%
Brazil [Member] | Structured Operations Certificates [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	16.54%
Foreign [Member] | Subordinated debt [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	3.80%
Foreign [Member] | Subordinated debt [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	10.79%
Foreign [Member] | Foreign borrowing through securities [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	1.40%
Foreign [Member] | Foreign borrowing through securities [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	27.54%